BUSINESS COMBINATIONS (Schedule of preliminary fair value of assets acquired and liabilities) (Details) - Venafi Holdings Inc [Member] $ in Thousands	Oct. 01, 2024 USD ($)
Business Acquisition [Line Items]
Cash and Cash Equivalents	$ 35,940
Accounts Receivable, net	48,690
Other Assets	8,910
Intangible Assets, net	543,575
Goodwill	1,164,133
Deferred Revenue	(60,652)
Other Liabilities	(25,486)
Deferred Tax Liability	(55,366)
Total Purchase Consideration	$ 1,659,744